AST PIMCO CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments — 94.5%
Corporate Bonds — 80.5%
Aerospace & Defense — 1.6%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.950%	02/01/24		20	$20,477
2.750%	02/01/26		80	83,267
4.508%	05/01/23		20	21,125
5.150%	05/01/30		15	17,611
5.930%	05/01/60		13	17,761
				160,241
Agriculture — 1.9%
Altria Group, Inc.,
Gtd. Notes
3.700%	02/04/51		100	94,030
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26		100	100,050
				194,080
Airlines — 4.2%
Air Canada (Canada),
Sr. Sec’d. Notes, 144A
3.875%	08/15/26		50	50,495
Alaska Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.800%	02/15/29		46	51,281
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		76	77,710
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31		42	42,188
British Airways 2020-1 Class A Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
4.250%	05/15/34		58	62,910
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28		10	11,155
JetBlue 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
2.750%	11/15/33		47	47,156
JetBlue 2020-1 Class A Pass-Through Trust,
Sr. Sec’d. Notes
4.000%	05/15/34		24	26,367
United Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.875%	04/15/29		47	51,715
				420,977
Auto Manufacturers — 3.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, EMTN
1.744%	07/19/24	EUR	100	117,285
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		25	33,597
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
0.800%	01/08/24		50	$49,810
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.690% (Cap N/A, Floor 0.000%)
0.822%(c)	09/28/22		22	22,055
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.330%
0.380%(c)	01/11/24		100	100,250
				322,997
Banks — 8.3%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		50	48,124
2.496%(ff)	02/13/31		17	17,203
3.093%(ff)	10/01/25		50	53,092
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.142%(ff)	01/24/23		25	25,210
4.075%(ff)	04/23/29		40	44,804
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	11/19/30	EUR	100	122,013
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.093%(ff)	12/09/26		22	21,676
3.500%	01/23/25		20	21,422
3.691%(ff)	06/05/28		50	55,008
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 1.750%
1.882%(c)	10/28/27		21	22,116
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28		40	44,107
4.203%(ff)	07/23/29		50	56,663
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.407%	03/07/24		45	47,876
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.200%	11/01/24		21	21,989
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.450%	06/02/25		30	32,112
4.500%	07/17/25		50	55,075
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	01/30/26		25	26,006
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.740%
0.874%(c)	01/17/23		22	22,174
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.860%
0.994%(c)	07/19/23		20	20,241
Sr. Unsec’d. Notes
3.364%	07/12/27		50	54,676
A1

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.196%(ff)	06/17/27	30	$32,214
			843,801
Beverages — 1.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	75	82,276
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49	10	13,539
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.875%	10/15/49	15	15,275
			111,090
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51	10	12,623
Chemicals — 0.5%
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes, 144A
1.230%	10/01/25	47	46,618
Commercial Services — 1.2%
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26	25	24,747
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.250%	05/01/29	60	68,639
S&P Global, Inc.,
Gtd. Notes
1.250%	08/15/30	25	23,547
			116,933
Computers — 3.1%
Apple, Inc.,
Sr. Unsec’d. Notes
1.200%	02/08/28	100	97,950
2.950%	09/11/49	25	25,401
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes
4.900%	10/01/26	50	57,569
5.300%	10/01/29	5	6,046
6.020%	06/15/26	20	23,853
6.200%	07/15/30	12	15,357
NetApp, Inc.,
Sr. Unsec’d. Notes
3.300%	09/29/24	40	42,648
Seagate HDD Cayman,
Gtd. Notes
4.875%	06/01/27	40	45,054
			313,878
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Diversified Financial Services — 1.6%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.528%	11/18/27	23	$22,620
Brookfield Finance, Inc. (Canada),
Gtd. Notes
4.850%	03/29/29	25	29,418
Credit Acceptance Corp.,
Gtd. Notes, 144A
5.125%	12/31/24	15	15,451
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.100%	06/15/30	50	49,450
Synchrony Financial,
Sr. Unsec’d. Notes
3.950%	12/01/27	40	44,126
			161,065
Electric — 11.8%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series J
4.300%	12/01/28	45	51,217
Sr. Unsec’d. Notes, Series N
1.000%	11/01/25	22	21,747
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	25	24,732
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.800%	06/01/29	10	11,140
Black Hills Corp.,
Sr. Unsec’d. Notes
3.050%	10/15/29	25	26,466
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	36	37,663
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/45	10	12,045
Sr. Unsec’d. Notes, Series C
3.000%	12/01/60	20	18,653
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	50	48,582
2.500%	12/01/29	60	62,238
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.532%	10/01/30	25	24,754
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	100	100,034
Eversource Energy,
Sr. Unsec’d. Notes, Series U
1.400%	08/15/26	20	19,948
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	5	5,418
3.950%	06/15/25	35	38,144

A2

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Electric (cont’d.)
4.050%	04/15/30	25	$28,300
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
3.250%	06/01/25	20	21,323
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	55	57,322
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29	20	22,386
Nevada Power Co.,
General Ref. Mortgage, Series DD
2.400%	05/01/30	50	50,929
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.250%	04/01/26	60	64,453
Pacific Gas & Electric Co.,
First Mortgage
1.750%	06/16/22	40	39,947
3.750%	08/15/42	50	45,288
4.550%	07/01/30	40	43,266
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	20	23,792
Southern California Edison Co.,
First Mortgage, SOFR + 0.640%
0.690%(c)	04/03/23	40	40,093
First Mortgage
2.850%	08/01/29	40	41,486
First Ref. Mortgage, Series B
2.400%	02/01/22	50	50,161
First Ref. Mortgage, Series C
4.125%	03/01/48	50	54,509
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	100	107,699
			1,193,735
Electronics — 0.3%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.875%	01/12/28	5	5,407
SYNNEX Corp.,
Sr. Unsec’d. Notes, 144A
2.650%	08/09/31	25	24,436
			29,843
Foods — 0.5%
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.950%	03/15/25	45	49,039
Gas — 1.4%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31	55	51,864
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Gas (cont’d.)
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
1.750%	10/01/30	20	$19,184
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30	15	16,462
Southern California Gas Co.,
First Mortgage, Series WW
3.950%	02/15/50	45	52,694
			140,204
Healthcare-Products — 1.0%
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
3.300%	09/15/29	15	16,162
Stryker Corp.,
Sr. Unsec’d. Notes
3.650%	03/07/28	30	33,317
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.000%	10/15/31	50	48,972
			98,451
Healthcare-Services — 0.3%
HCA, Inc.,
Gtd. Notes
5.375%	09/01/26	5	5,724
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.950%	12/01/29	25	26,370
			32,094
Insurance — 0.7%
Great-West Lifeco US Finance 2020 LP (Canada),
Gtd. Notes, 144A
0.904%	08/12/25	25	24,604
Hanover Insurance Group, Inc. (The),
Sr. Unsec’d. Notes
2.500%	09/01/30	30	30,058
Protective Life Corp.,
Sr. Unsec’d. Notes, 144A
3.400%	01/15/30	15	15,939
			70,601
Internet — 1.4%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.000%	05/12/26	100	99,899
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28	25	25,353
Expedia Group, Inc.,
Gtd. Notes
3.600%	12/15/23	15	15,876
			141,128

A3

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Investment Companies — 0.2%
FS KKR Capital Corp.,
Sr. Unsec’d. Notes
2.625%	01/15/27	25	$25,060
Lodging — 0.5%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24	40	41,067
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28	10	10,164
			51,231
Machinery-Diversified — 0.4%
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.400%	03/15/24	35	37,637
Media — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.200%	03/15/28	30	33,524
5.050%	03/30/29	50	58,393
5.375%	05/01/47	20	23,957
Comcast Corp.,
Gtd. Notes
2.650%	08/15/62	17	15,042
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27	15	16,424
Discovery Communications LLC,
Gtd. Notes
5.200%	09/20/47	10	12,332
5.300%	05/15/49	10	12,478
			172,150
Mining — 1.0%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	10	13,527
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31	25	25,847
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
3.875%	04/27/51	25	26,103
4.125%	03/12/24	15	16,058
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	15	15,617
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45	5	6,755
			103,907
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (continued)
Miscellaneous Manufacturing — 1.0%
General Electric Co.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.380%
0.501%(c)	05/05/26		100	$98,866
Oil & Gas — 3.4%
BP Capital Markets America, Inc.,
Gtd. Notes
4.234%	11/06/28		50	57,377
ConocoPhillips,
Gtd. Notes, 144A
3.750%	10/01/27		35	39,041
Equinor ASA (Norway),
Gtd. Notes
1.750%	01/22/26		10	10,241
Gazprom PJSC via Gaz Finance PLC (Russia),
Sr. Unsec’d. Notes, 144A
1.500%	02/17/27	EUR	100	115,874
Hess Corp.,
Sr. Unsec’d. Notes
7.300%	08/15/31		5	6,753
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27		25	26,388
Phillips 66,
Gtd. Notes
1.300%	02/15/26		22	21,881
2.150%	12/15/30		18	17,570
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26		45	48,604
				343,729
Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
4.080%	12/15/47		20	22,504
Packaging & Containers — 0.7%
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/26		20	20,993
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26		25	28,363
4.900%	03/15/29		15	17,774
				67,130
Pharmaceuticals — 2.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26		100	107,150
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31		20	19,452
CVS Health Corp.,
Sr. Unsec’d. Notes
3.750%	04/01/30		45	50,007
5.125%	07/20/45		15	19,321

A4

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.750%	08/14/50	10	$10,066
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	40	43,193
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.900%	08/20/28	30	33,718
			282,907
Pipelines — 7.3%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	10	10,535
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	40	46,258
5.875%	03/31/25	30	33,884
Enbridge, Inc. (Canada),
Gtd. Notes, 3 Month LIBOR + 0.500%
0.625%(c)	02/18/22	50	50,068
Energy Transfer LP,
Sr. Unsec’d. Notes
4.200%	04/15/27	100	110,525
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	20	24,502
Enterprise Products Operating LLC,
Gtd. Notes
3.950%	01/31/60	16	17,189
4.250%	02/15/48	15	16,995
4.900%	05/15/46	5	6,128
Kinder Morgan, Inc.,
Gtd. Notes
5.200%	03/01/48	5	6,230
5.300%	12/01/34	35	43,170
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	55	59,649
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	30	34,116
ONEOK Partners LP,
Gtd. Notes
5.000%	09/15/23	30	32,124
ONEOK, Inc.,
Gtd. Notes
4.350%	03/15/29	50	56,346
5.200%	07/15/48	15	18,277
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.850%	10/15/23	40	42,070
4.650%	10/15/25	10	11,081
5.150%	06/01/42	15	16,881
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.600%	05/15/25	25	25,780
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Pipelines (cont’d.)
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	25	$27,929
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	15	16,405
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48	30	36,668
			742,810
Private Equity — 0.3%
Carlyle Finance Subsidiary LLC,
Gtd. Notes, 144A
3.500%	09/19/29	26	27,979
Real Estate Investment Trusts (REITs) — 4.2%
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25	25	25,018
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/31	65	63,515
5.200%	02/15/49	10	12,949
Equinix, Inc.,
Sr. Unsec’d. Notes
2.150%	07/15/30	30	29,346
Essex Portfolio LP,
Gtd. Notes
1.650%	01/15/31	25	23,378
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.750%	06/01/28	50	58,995
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series E
4.000%	06/15/25	40	42,892
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	5	5,340
Mid-America Apartments LP,
Sr. Unsec’d. Notes
3.950%	03/15/29	20	22,513
Physicians Realty LP,
Gtd. Notes
4.300%	03/15/27	5	5,651
Piedmont Operating Partnership LP,
Gtd. Notes
3.400%	06/01/23	25	25,869
Regency Centers LP,
Gtd. Notes
3.600%	02/01/27	20	22,027
VEREIT Operating Partnership LP,
Gtd. Notes
4.875%	06/01/26	50	57,255

A5

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
7.375%	03/15/32	20	$28,442
			423,190
Retail — 0.2%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.875%	02/15/44	10	13,160
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.600%	05/26/45	10	12,333
			25,493
Semiconductors — 2.7%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	10	10,992
Broadcom, Inc.,
Gtd. Notes
4.110%	09/15/28	52	57,921
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34	50	51,705
KLA Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/29	35	39,850
5.000%	03/15/49	50	67,175
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
3.400%	05/01/30	40	43,335
			270,978
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
4.200%	05/01/30	20	22,552
Software — 2.5%
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/27	25	27,610
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.250%	06/01/27	21	21,646
3.500%	07/01/29	30	32,672
4.200%	10/01/28	40	45,523
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	16	15,451
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	20	20,926
2.950%	04/01/30	25	26,150
3.600%	04/01/50	15	15,016
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	10	9,385
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Software (cont’d.)
VMware, Inc.,
Sr. Unsec’d. Notes
3.900%	08/21/27	35	$38,981
			253,360
Telecommunications — 6.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	97	95,444
2.750%	06/01/31	100	102,698
3.650%	09/15/59	17	16,827
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.625%	01/15/29	40	38,762
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30	25	24,557
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.050%	02/15/28	115	115,941
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	100	101,521
2.987%	10/30/56	14	13,014
Sr. Unsec’d. Notes, 144A
2.355%	03/15/32	100	99,007
			607,771
Toys/Games/Hobbies — 0.5%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26	50	54,464
Transportation — 0.5%
AP Moller - Maersk A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.750%	09/22/24	40	42,925
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.950%	08/15/59	10	11,711
			54,636

Total Corporate Bonds (cost $8,001,781)			8,147,752
Municipal Bond — 0.3%
New York
Port Authority of New York & New Jersey,
Revenue Bonds
6.040%	12/01/29	25	32,577
(cost $31,307)
U.S. Treasury Obligations — 13.7%
U.S. Treasury Bonds
1.750%	08/15/41	50	47,812
1.875%	02/15/41	190	185,933
U.S. Treasury Notes
0.375%	01/31/26	600	587,156

A6

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
0.875%	11/15/30	446	$423,421
1.625%	05/15/31	146	147,734

Total U.S. Treasury Obligations (cost $1,386,957)			1,392,056

Total Long-Term Investments (cost $9,420,045)			9,572,385

Shares
Short-Term Investments — 3.5%
Affiliated Mutual Fund — 1.5%
PGIM Core Ultra Short Bond Fund (cost $150,352)(wb)	150,352	150,352

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 2.0%
U.S. Treasury Bills
0.048%	10/07/21	100	100,000
0.050%	03/31/22	100	99,975

Total U.S. Treasury Obligations (cost $199,974)				199,975

Total Short-Term Investments (cost $350,326)				350,327

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—98.0% (cost $9,770,371)				9,922,712
Options Written*~ — (0.0)%
(premiums received $3,636)				(1,452)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—98.0% (cost $9,766,735)				9,921,260

Other assets in excess of liabilities(z) — 2.0%				204,314

Net Assets — 100.0%				$10,125,574

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
CHF	Swiss Franc
CNH	Chinese Renminbi
EUR	Euro
INR	Indian Rupee
JPY	Japanese Yen

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
CDX	Credit Derivative Index
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
iTraxx	International Credit Derivative Index
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs CHF	Call	Citibank, N.A.	12/01/21	1.10	—	EUR	6	$(11)
Currency Option EUR vs CHF	Put	Citibank, N.A.	12/01/21	1.07	—	EUR	6	(16)
Total OTC Traded (premiums received $51)								$(27)

A7

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.36.V1, 06/20/26	Put	Goldman Sachs International	11/17/21	$102.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)		100	$(129)
CDX.NA.HY.36.V1, 06/20/26	Put	Bank of America, N.A.	11/17/21	$103.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)		100	(155)
CDX.NA.HY.37.V1, 12/20/26	Put	JPMorgan Chase Bank, N.A.	12/15/21	$101.00	5.00%(Q)	CDX.NA.HY.37.V1(Q)		100	(296)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	10/20/21	0.70%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		200	(21)
CDX.NA.IG.36.V1, 06/20/26	Put	JPMorgan Chase Bank, N.A.	10/20/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		200	(14)
CDX.NA.IG.36.V1, 06/20/26	Put	Bank of America, N.A.	11/17/21	0.70%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		100	(42)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	11/17/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		200	(68)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	11/17/21	0.90%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		100	(21)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	12/15/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		100	(54)
iTraxx.EU.35.V1, 06/20/2026	Put	JPMorgan Chase Bank, N.A.	12/15/21	0.70%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	100	(62)
iTraxx.EU.35.V1, 06/20/26	Put	Barclays Bank PLC	12/15/21	0.70%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	200	(125)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	11/17/21	3.50%	5.00%(Q)	iTraxx.XO.35.V1(Q)	EUR	200	(438)
Total OTC Swaptions (premiums received $3,585)									$(1,425)
Total Options Written (premiums received $3,636)									$(1,452)
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
1	10 Year U.S. Treasury Notes	Dec. 2021	$131,609	$(1,946)
Forward foreign currency exchange contracts outstanding at September 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/04/21	Goldman Sachs International	BRL	136	$25,690	$24,943	$—	$(747)
Expiring 11/03/21	Goldman Sachs International	BRL	136	25,385	24,830	—	(555)
Euro,
Expiring 11/17/21	Bank of America, N.A.	EUR	4	4,688	4,638	—	(50)
Indian Rupee,
Expiring 12/15/21	Bank of America, N.A.	INR	3,689	49,634	49,268	—	(366)
Japanese Yen,
Expiring 11/17/21	Citibank, N.A.	JPY	4,200	38,450	37,750	—	(700)
				$143,847	$141,429	—	(2,418)

A8

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/04/21	Goldman Sachs International	BRL	136	$25,504	$24,942	$562	$—
Euro,
Expiring 11/17/21	Citibank, N.A.	EUR	291	342,895	337,393	5,502	—
				$368,399	$362,335	6,064	—
						$6,064	$(2,418)
Credit default swap agreements outstanding at September 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
General Electric Co.	12/20/26	1.000%(Q)	100	0.767%	$1,156	$1,216	$60
Teck Resources Ltd.	06/20/26	5.000%(Q)	100	1.153%	16,544	17,761	1,217
					$17,700	$18,977	$1,277

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.37	12/20/26	5.000%(Q)	100	3.011%	$9,606	$9,433	$(173)
CDX.NA.IG.37	12/20/26	1.000%(Q)	1,200	0.531%	28,980	29,023	43
					$38,586	$38,456	$(130)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A9

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest rate swap agreements outstanding at September 30, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CNH	60	12/16/25	2.587%(Q)	7 Day China Fixing Repo Rate(2)(Q)	$—	$51	$51
CNH	200	03/17/26	2.810%(Q)	7 Day China Fixing Repo Rate(2)(Q)	—	449	449
CNH	400	03/17/26	2.882%(Q)	7 Day China Fixing Repo Rate(2)(Q)	—	1,088	1,088
CNH	300	09/15/26	2.750%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(227)	566	793
EUR	160	03/16/32	0.250%(A)	6 Month EURIBOR(1)(S)	(3,299)	(618)	2,681
					$(3,526)	$1,536	$5,062

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A10